Commitments (Details Textual) (USD $)	0 Months Ended	12 Months Ended							12 Months Ended
	Nov. 16, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012 President [Member]	Jul. 31, 2012 Antigen Employees [Member]	Jul. 31, 2011 Termination Of Employee [Member]	May 20, 2011 Termination Of Employee [Member]	Jul. 31, 2011 Breach Of Contract [Member]	Jul. 31, 2011 Interest On Breach Of Contract [Member]	Jul. 31, 2011 Sale Of Estate [Member]	Jul. 31, 2011 Breach Of Supply Agreement [Member]	Jul. 31, 2012 Clinical Study Agreement [Member]	Jul. 31, 2012 Insurance Policy [Member]
Operating Leases, Rent Expense, Net		$ 185,000	$ 210,000	$ 200,000
Other Commitment													1,270,000	142,000
Purchase Commitment Units Purchased		10,000,000
Loss Contingency, Damages Sought, Value	125,000						7,000,000		550,000	50,000	1,730,000	429,000
Gain Contingency, Unrecorded Amount								2,300,000
Loss Contingency, Lawsuit Filing Date							11-May-11		1-Jun-11
Loss Contingency, Name of Plaintiff							Ms. Perri		Golden Bull Estates
Loss Contingency, Estimate of Possible Loss												200,000
Salaries, Wages and Officers' Compensation					475,000	371,305
Operating Leases, Future Minimum Monthly Gross Rental Expenses		$ 6,800